Changes in Capital Accounts, Equity Offerings (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 12, 2022 USD ($)	Aug. 18, 2022 USD ($)	Aug. 16, 2022 USD ($)	Aug. 12, 2022 $ / shares shares	Jul. 19, 2022 USD ($)	Jul. 18, 2022 $ / shares shares	Jun. 01, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Session $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Apr. 24, 2023 $ / shares	Mar. 03, 2023 $ / shares	Nov. 14, 2022 shares	Nov. 15, 2020 shares	Nov. 02, 2020 shares	Nov. 01, 2020 shares
Equity Offerings [Abstract]
Number of shares of common stock that can be purchased with each warrant (in shares)						1	1
Net proceeds from issuance of equity | $								$ 26,104	$ 0	$ 0
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01
Number of trading sessions | Session								5
Deemed dividend due to triggering of a down-round feature | $								$ 1,116	$ 0	$ 0
Common stock, shares outstanding (in shares)								4,187,588	337,500				60,728,363	4,047,209	5,015,501	50,155,299
Subsequent Event [Member]
Equity Offerings [Abstract]
Common stock, par value (in dollars per share) | $ / shares												$ 0.01
Class A Warrant [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)							1
Exercise price of warrant (in dollars per share) | $ / shares							$ 15.75
Expiration period of warrant								5 years
Warrants exercised (in shares)							59,366
June Warrants [Member]
Equity Offerings [Abstract]
Warrants exercised (in shares)								0
July Warrants [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)						1
Exercise price of warrant (in dollars per share) | $ / shares				$ 4.75				$ 3.51
Expiration period of warrant								5 years 6 months
Net proceeds from issuance of equity | $					$ 5,271
Warrants exercised (in shares)								0
Number of shares of common stock that can be purchased with warrants (in shares)						1,133,333
Direct offering (in shares)						1,133,333
Deemed dividend due to triggering of a down-round feature | $	$ 192	$ 22
July Warrants [Member] | Subsequent Event [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares											$ 1.65
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares								$ 3.51
Expiration period of warrant								5 years
Net proceeds from issuance of equity | $			$ 13,707
Warrants exercised (in shares)								0
Number of shares of common stock that can be purchased with warrants (in shares)				2,222,222
Direct offering (in shares)				2,222,222
Deemed dividend due to triggering of a down-round feature | $	$ 902
August Warrants [Member] | Subsequent Event [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares											$ 1.65
Common Stock [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)						1	1
Number of shares of common stock that can be purchased with warrants (in shares)							59,366
Common Stock [Member] | July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares						$ 5.25
Common Stock [Member] | August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares				$ 6.75
Underwritten Public Offering [Member]
Equity Offerings [Abstract]
Units issued (in shares)							508,000
Share price (in dollars per share) | $ / shares							$ 15.75
Term of option granted to underwriters to purchase additional shares and/or warrants								45 days
Net proceeds from issuance of equity | $							$ 7,126
Underwritten Public Offering [Member] | Class A Warrant [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)							76,200
Underwritten Public Offering [Member] | Common Stock [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)							76,200